Law Offices

Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, DC  20036
(202) 822-9611

January 25, 2010

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:                 Nationwide Variable Insurance Trust
Securities Act of 1933 N-14 Filing No. 333-161990
Investment Company Act No. 811-03213

Dear Sir or Madam:

Pursuant to the requirements of Rule 497(b) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed the proxy statement/prospectus, other proxy soliciting materials and Statement of Additional Information to be furnished to shareholders of NVIT Health Sciences Fund (the “Health Sciences Fund”), NVIT Technology and Communications Fund (the “Technology Fund”), NVIT U.S. Growth Leaders Fund (the “U.S. Growth Leaders Fund”), Gartmore NVIT Global Utilities Fund (the “Utilities Fund”), NVIT Global Financial Services Fund (the “Financial Services Fund”) and NVIT Nationwide Leaders Fund (the “Nationwide Leaders Fund”), each of which is a series of the Registrant, in connection with a special meeting of shareholders of the Utilities Fund, Health Sciences Fund, Technology Fund, Financial Services Fund, Nationwide Leaders Fund and U.S. Growth Leaders Fund scheduled to be held on March 31, 2010.  This filing reflects changes made to the proxy statement/prospectus, other proxy soliciting materials and Statement of Additional Information, as filed on Form N-14 with the U.S. Securities and Exchange Commission on December 23, 2009.

If you have any questions or comments regarding this filing, please call me at (202) 419-8417 or Christopher J. Zimmerman at (202) 419-8402.

Very truly yours,

/s/ Prufesh R. Modhera
Prufesh R. Modhera

cc:           Barbara A. Nugent
Allan J. Oster